SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

DWS Capital Growth Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Emerging Markets
  Fixed Income Fund
DWS Enhanced Global Bond Fund
DWS Global Equity Fund
DWS Global High Income Fund
DWS Global Income Builder Fund

DWS Global Inflation Fund
DWS Global Small Cap Growth Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS High Income Fund
DWS Latin America Equity Fund
DWS Mid Cap Growth Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund

DWS Small Cap Growth Fund
DWS Strategic Government Securities
  Fund
DWS Technology Fund
DWS Ultra-Short Duration Fund
DWS Unconstrained Income Fund
DWS World Dividend Fund
Tax-Exempt California Money Market
  Fund

The following information replaces similar disclosure in “APPENDIX I-C – BOARD MEMBER COMPENSATION” of each Fund’s Statement of Additional Information:

Total Compensation from DWS Fund Complex

Board Member	Total Compensation from the fund and DWS Fund Complex(1)
Independent Board Member:
John W. Ballantine	$290,000
Henry P. Becton, Jr.	$276,875
Dawn-Marie Driscoll	$275,000
Keith R. Fox	$296,875
Paul K. Freeman	$312,500
Kenneth C. Froewiss(2)	$365,625
Richard J. Herring	$275,000
William McClayton(3)	$306,250
Rebecca W. Rimel	$288,125
William N. Searcy, Jr.	$276,875
Jean Gleason Stromberg	$290,000
Robert Wadsworth(4)	$320,625

(1)	For each Independent Board Member, except for Mr. Wadsworth, total compensation from the DWS fund complex represents compensation from 103 funds as of December 31, 2013.
(2)	Includes $90,625 in annual retainer fees received by Mr. Froewiss as Chairperson of DWS funds.
(3)	Includes $15,000 in annual retainer fees received by Mr. McClayton as Vice Chairperson of DWS funds.
(4)	For Mr. Wadsworth, total compensation from the DWS fund complex represents compensation from 106 funds as of December 31, 2013.

Please Retain This Supplement for Future Reference

March 26, 2014
SAISTKR-147